Document and Entity Information	Jun. 02, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0002055464
Entity Registrant Name	Wedbush Series Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Document Creation Date	Jun. 02, 2025
Document Effective Date	Jun. 02, 2025
Prospectus Date	Jun. 02, 2025
Dan IVES Wedbush AI Revolution ETF | Dan IVES Wedbush AI Revolution ETF
Prospectus:
Trading Symbol	IVES